SEGMENT REPORTING (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,584,056	$ 891,205
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 22,979,974	$ 21,632,497